Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Deposit For Acquisition

On April 14, 2021, the Company deposited $250,000 with an escrow agent in connection with a planned business acquisition. The Company subsequently decided to terminate the acquisition and recorded expenses of $112,534 in connection with the termination and is presented as other expenses in the consolidated statements of operations. The remaining escrow balance of $137,466 was returned to the Company on July 26, 2022.

Prior Relationship of Cardio with Boustead Securities, LLC

At the commencement of efforts to pursue what ultimately ended in the terminated business acquisition referred to above under “Deposit for Acquisition,” Legacy Cardio entered into a Placement Agent and Advisory Services Agreement (the “Placement Agent Agreement”), dated April 12, 2021, with Boustead Securities, LLC ("Boustead Securities”). This agreement was terminated in April 2022, when Legacy Cardio terminated the underlying agreement and plan of merger and the accompanying escrow agreement relating to that proposed business acquisition after efforts to complete the transaction failed, despite several extensions of the closing deadline.

Under the terminated Placement Agent Agreement, Legacy Cardio agreed to certain future rights in favor of Boustead Securities, including (i) a two-year tail period during which Boustead Securities would be entitled to compensation if Cardio were to close on a transaction (as defined in the Placement Agent Agreement) with any party that was introduced to Legacy Cardio by Boustead Securities; and (ii) a right of first refusal to act as the Company’s exclusive placement agent for 24-months from the end of the term of the Placement Agent Agreement (the “right of first refusal”). Cardio has taken the position that due to Boustead Securities’ failure to perform as contemplated by the Placement Agent Agreement, these provisions purporting to provide future rights are null and void.

Boustead Securities responded to the termination of the Placement Agent Agreement by disputing Legacy Cardio’s contention that it had not performed under the Placement Agent Agreement because, among other things, Boustead Securities had never sought out prospective investors. In its response, Boustead Securities included a list of funds that they had supposedly contacted on Legacy Cardio’s behalf. While Boustead Securities’ contention appears to contradict earlier communications from Boustead Securities in which they indicated that they had not made any such contacts or introductions, Boustead Securities is currently contending that they are due success fees for two years following the termination of the Placement Agent Agreement on any transaction with any person on the list of supposed contacts or introductions. Legacy Cardio strongly disputes this position. Notwithstanding the foregoing, the Company has not consummated any transaction, as defined, with any potential party that purportedly was a contact of Boustead Securities in connection with the Placement Agent Agreement and has no plans to do so at any time during the tail period. No legal proceedings have been instigated by either party, and Cardio believes that the final outcome will not have a material adverse impact on its financial condition.

The Benchmark Company, LLC Right of First Refusal

As noted in Note 1, the Company completed a business combination with Mana on October 25, 2022. In connection with the proposed business combination, by agreement dated May 13, 2022, Mana engaged The Benchmark Company, LLC (“Benchmark”) as its M&A advisor. Upon closing of the business combination, Cardio assumed the contractual engagement entered into by Mana. On November 14, 2022, Cardio and Benchmark entered into Amendment No. 1 Engagement Letter (the “Amendment Engagement”). Pursuant to the Amendment Engagement, Benchmark has been granted a right of first refusal to act as lead or joint-lead investment banker, lead or joint-lead book-runner and/or lead or joint-lead placement agent for all future public and private equity and debt offerings through October 25, 2023. In this regard, the Company and Benchmark are in discussions regarding the convertible debenture financing the Company entered into in March 2023 whether Benchmark might have any rights arising from the Company having entered into the convertible debenture financing in March 2023. No legal proceedings have been instigated, and the parties are continuing to discuss a resolution to this matter.

Demand Letter and Potential Mootness Fee Claim

On June 25, 2022, a plaintiffs’ securities law firm sent a demand letter to the Company alleging that the Company’s Registration Statement on Form S-4 filed (the “S-4 Registration Statement”) with the Securities and Exchange Commission (“SEC”) on May 31, 2022 omitted material information with respect to the Business Combination and demanding that the Company and its Board of Directors immediately provide corrective disclosures in an amendment or supplement to the Registration Statement. Subsequent thereto, the Company filed amendments to the S-4 Registration Statement on July 27, 2022, August 23, 2022, September 15, 2022, October 4, 2022 and October 5, 2022 in which it responded to various comments of the SEC staff and otherwise updated its disclosure. In October 2023, the SEC completed its review and declared the S-4 registration statement on October 6, 2022. On February 23, 2023 and February 27, 2023, plaintiffs’ securities law firm contacted the Company’s counsel asking who will be negotiating a mootness fee relating to the purported claims set forth in the June 25, 2022 demand letter. The Company vigorously denies that the S-4 Registration Statement, as amended and declared effective, is deficient in any respect. The Company believes that the claims asserted in the Demand Letter are without merit and that no further disclosure is required to supplement the S-4 Registration Statement under applicable laws. As of the date of filing of this Annual Report on Form 10-K, no lawsuit has been filed against the Company by that firm. The firm has indicated its willingness to litigate the matter if a mutually satisfactory resolution cannot be agreed upon; however, Cardio believes that the final outcome will not have a material adverse impact on its financial condition.

The Company cannot preclude the possibility that claims or lawsuits brought relating to any alleged securities law violations or breaches of fiduciary duty could potentially require significant time and resources to defend and/or settle and distract its management and board of directors from focusing on its business.